Related Party Transactions - Schedule of Net Income (Expenses) from Related Parties (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Net income (expenses)	$ 4,166	$ (813)	$ 8,272	$ (1,622)
KOAS [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	86	123	170	230
KOAS UK [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	37	37	74	74
KNOT [Member] | Time Charter and Bareboat Revenues [Member]
Related Party Transaction [Line Items]
Time charter and bareboat revenues	5,236		10,414
KNOT [Member] | Technical and Operational Management Fee [Member]
Related Party Transaction [Line Items]
Operating expenses	579	329	1,163	658
KNOT [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	177	103	363	289
KNOT [Member] | Administration and Management Fee [Member]
Related Party Transaction [Line Items]
Administration fee	37	22	72	44
KNOT [Member] | Accounting Service Fee [Member]
Related Party Transaction [Line Items]
Administration fee	31	25	31	25
KNOT [Member] | Financing Service Fee [Member]
Related Party Transaction [Line Items]
Finance income (expense)		(50)		(50)
KNOT [Member] | Interest Expense [Member]
Related Party Transaction [Line Items]
Interest expense charged from KNOT	$ (123)	$ (124)	$ (268)	$ (252)